Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	May 12, 2015
Document Effective Date	May 12, 2015
Prospectus Date	May 12, 2015
GLOBAL FRANCHISE PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MGISX
Multi-Asset Portfolio | Class IS
Risk/Return:
Trading Symbol	MSPMX